Investments (Changes In Allowance For Credit Losses On Mortgage Loans On Real Estate) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investments [Line Items]
Balance as of beginning-of-year	$ 95,000,000	$ 203,000,000	$ 2,000,000
Additions (reductions) from provision for credit loss expense	3,000,000	(108,000,000)	114,000,000
Balance as of end-of-year	98,000,000	95,000,000	203,000,000
Accrued investment income excluded from credit losses	51,000,000	48,000,000	48,000,000
Unfunded Loan Commitment [Member]
Schedule of Investments [Line Items]
Additions (reductions) from provision for credit loss expense	0	3,000,000	(2,000,000)
Commercial [Member]
Schedule of Investments [Line Items]
Balance as of beginning-of-year	78,000,000	186,000,000
Additions (reductions) from provision for credit loss expense	5,000,000	(108,000,000)	125,000,000
Balance as of end-of-year	83,000,000	78,000,000	186,000,000
Residential [Member]
Schedule of Investments [Line Items]
Balance as of beginning-of-year	17,000,000	17,000,000	2,000,000
Additions (reductions) from provision for credit loss expense	(2,000,000)		(11,000,000)
Balance as of end-of-year	$ 15,000,000	$ 17,000,000	17,000,000
Cumulative Effect, Period of Adoption, Adjustment [Member]
Schedule of Investments [Line Items]
Balance as of beginning-of-year			87,000,000
Cumulative Effect, Period of Adoption, Adjustment [Member] | Commercial [Member]
Schedule of Investments [Line Items]
Balance as of beginning-of-year			61,000,000
Cumulative Effect, Period of Adoption, Adjustment [Member] | Residential [Member]
Schedule of Investments [Line Items]
Balance as of beginning-of-year			$ 26,000,000